Warrant Liability - Additional Information (Details) - ALTIMAR ACQUISITION CORP. II [Member]		1 Months Ended	9 Months Ended
	Feb. 09, 2021 $ / shares	Dec. 31, 2020 Day $ / shares shares	Sep. 30, 2021 Day shares
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering	1 year	1 year
Warrant term	5 years	5 years
Threshold period for filling registration statement after business combination	20 days	20 days
Maximum threshold period for registration statement to become effective after business combination	60 days	60 days
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Adjustment of exercise price of warrants based on market value and newly issued price	115.00%	115.00%
Adjustment of redemption price of stock based on market value and newly issued price 1	180.00%	180.00%
Public Warrants
Class of Warrant or Right [Line Items]
Class of warrants or rights outstanding (in shares) | shares		0	8,625,000
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Threshold trading days for redemption of public warrants | Day		20	20
Threshold consecutive trading days for redemption of public warrants | Day		30	30
Notice period	3 days	3 days
Public Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Threshold trading days for redemption of public warrants | Day		20	20
Threshold consecutive trading days for redemption of public warrants | Day		30	30
Notice period	3 days	3 days
Private Warrants
Class of Warrant or Right [Line Items]
Class of warrants or rights outstanding (in shares) | shares		0	9,900,000
Class A common stock | Maximum
Class of Warrant or Right [Line Items]
Share price (in dollars per share)	$ 9.20	$ 9.20